Disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS
	2023	2022

Cash and cash equivalents	23,733	—
Trade accounts and other receivables from unrelated parties	27,535	—
Property, plant and equipment	42,710	—
Right-of-use assets	114,602	—
Goodwill (1)	274,543	—
Other	24,477	—
Assets held for sale	507,600	—

Accounts payable to unrelated parties	12,880	—
Lease liabilities	128,653	—
Provisions and other liabilities	39,091	—
Liability directly associated with assets held for sale	180,624	—

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.